FAIR VALUE OF FINANCIAL INSTRUMENTS (Details 3) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Financial assets:
Federal Reserve Bank stock	$ 1,676,700
Accrued interest receivable	1,762,310	1,551,258
Financial liabilities:
Non-interest bearing deposits	68,170,743	55,263,604
Interest-bearing deposits	442,135,896	447,276,088
Accrued interest payable	174,480	199,764
Quoted Prices in Active Markets for Identical Assets (Level 1)
Financial assets:
Cash and cash equivalents	49,066,462	84,693,825
Interest-earning time deposits
Federal Home Loan Bank stock
Federal Reserve Bank stock
Loans, net (excluding impaired loans at fair value)
Loans held for sale
Accrued interest receivable
Financial liabilities:
Non-interest bearing deposits	68,170,743	55,263,604
Interest-bearing deposits	314,508,234	319,716,842
Federal Home Loan Bank advances
Securities sold under agreement to repurchase
Subordinated debentures
Accrued interest payable	14,359	15,233
Significant Other Observable Inputs (Level 2)
Financial assets:
Cash and cash equivalents
Interest-earning time deposits	1,776,970	1,766,493
Federal Home Loan Bank stock
Federal Reserve Bank stock
Loans, net (excluding impaired loans at fair value)
Loans held for sale	100,000
Accrued interest receivable	506,888	546,692
Financial liabilities:
Interest-bearing deposits	128,258,671	128,515,854
Federal Home Loan Bank advances	2,542,945	14,114,389
Securities sold under agreement to repurchase	11,848,266	26,766,169
Subordinated debentures	4,000,000	4,000,000
Accrued interest payable	160,121	184,531
Significant Unobservable Inputs (Level 3)
Financial assets:
Cash and cash equivalents
Interest-earning time deposits
Federal Home Loan Bank stock
Federal Reserve Bank stock
Loans, net (excluding impaired loans at fair value)	402,238,073	369,987,191
Accrued interest receivable	1,255,422	1,004,566
Financial liabilities:
Non-interest bearing deposits
Interest-bearing deposits
Federal Home Loan Bank advances
Securities sold under agreement to repurchase
Subordinated debentures
Accrued interest payable
Carrying Amount
Financial assets:
Cash and cash equivalents	49,066,462	84,693,825
Interest-earning time deposits	1,776,970	1,766,493
Federal Home Loan Bank stock	2,887,763	2,887,763
Federal Reserve Bank stock	1,676,700
Loans, net (excluding impaired loans at fair value)	398,853,600	369,995,351
Loans held for sale	100,000
Accrued interest receivable	1,762,310	1,551,258
Financial liabilities:
Non-interest bearing deposits	68,170,743	55,263,604
Interest-bearing deposits	442,135,896	447,276,088
Federal Home Loan Bank advances	2,487,745	13,980,005
Securities sold under agreement to repurchase	11,848,266	26,766,169
Subordinated debentures	4,000,000	4,000,000
Accrued interest payable	174,480	199,764
Fair Value
Financial assets:
Cash and cash equivalents	49,066,462	84,693,825
Interest-earning time deposits	1,776,970	1,766,493
Federal Home Loan Bank stock
Federal Reserve Bank stock
Loans, net (excluding impaired loans at fair value)	402,238,073	369,987,191
Loans held for sale	100,000
Accrued interest receivable	1,762,310	1,551,258
Financial liabilities:
Non-interest bearing deposits	68,170,743	55,263,604
Interest-bearing deposits	442,766,905	448,232,696
Federal Home Loan Bank advances	2,542,945	14,114,389
Securities sold under agreement to repurchase	11,848,266	26,766,169
Subordinated debentures	4,000,000	4,000,000
Accrued interest payable	$ 174,480	$ 199,764